Business Combination (Details) £ in Thousands, ₨ in Millions, $ in Millions	Mar. 31, 2025 INR (₨)	Mar. 31, 2025 USD ($)	Mar. 31, 2025 GBP (£)	Jun. 26, 2024 INR (₨)	Jun. 26, 2024 GBP (£)	Mar. 31, 2024 INR (₨)
Disclosure of detailed information about business combination [line items]
Purchase consideration (A)	₨ 2,916					₨ 187
Total Purchase consideration (D)	2,916					187
Goodwill (D) - (C)	11,810	$ 138				₨ 4,253
Nestle India [Member]
Disclosure of detailed information about business combination [line items]
Purchase consideration (A)	2,231
Property, Plant and Equipment and other assets	42
Product related intangibles	1,982
Assets acquired (B)	2,024
Goodwill (A-B)	207
Product related intangibles (A)	1,982
Net identifiable assets acquired (C= A-B)	2,024
Total Purchase consideration (D)	2,231
Haleon [Member]
Disclosure of detailed information about business combination [line items]
Purchase consideration (A)	53,660			₨ 56,121	£ 500,000
Product related intangibles	54,973
Assets acquired (B)	46,490
Product related intangibles (A)	54,973
Deferred tax liabilities (B)	(8,483)
Net identifiable assets acquired (C= A-B)	46,490
upfront consideration	51,407			51,407	458,000
earn-out contingent consideration (at fair value)	4,450
cash flow hedge gain	(2,197)
Total Purchase consideration (D)	53,660			₨ 56,121	£ 500,000
Goodwill (D) - (C)	₨ 7,170		£ 63,880